Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) [1]	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Statement of Comprehensive Income [Abstract]
Net profit for the year	₪ 741	$ 213	₪ 488	₪ 1,136
Items of comprehensive profit (loss), net of tax	(8)	(2)	(15)	7
Total comprehensive profit for the year	733	211	473	1,143
Attributable to:
Shareholders of the Company	76	21	(240)	212
Non-controlling interests	657	190	713	931
Total comprehensive profit for the year	₪ 733	$ 211	₪ 473	₪ 1,143

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.